Fair Value Measurement - Schedule of Fair Value Measurement for Private Warrants (Details) - $ / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Private Warrants [Member]
Schedule of Fair Value Measurement for Private Warrants [Line Items]
Exercise price	$ 11.5	$ 11.5	$ 11.5
Share price	$ 0.58	$ 0.75	$ 0.97
Volatility	98.30%	73.60%	54.90%
Expected life	2.73	3.73	4.73
Risk-free rate	4.15%	3.72%	4.33%
Dividend yield
Level 3 of Fair Value Hierarchy [Member] | Arena warrants [member]
Schedule of Fair Value Measurement for Private Warrants [Line Items]
Exercise price	92.5% of average lowest daily VWAP during the 10 preceding trading days	92.5% of average lowest daily VWAP during the 10 preceding trading days	92.5% of average lowest daily VWAP during the 10 preceding trading days
Share price	$ 0.58	$ 0.75	$ 0.97
Volatility	98.30%	73.60%	54.90%
Expected life	2.73	3.77	4.83
Risk-free rate	4.15%	3.72%	4.33%
Dividend yield
Level 3 of Fair Value Hierarchy [Member] | March 2026 PIPE Warrants [Member]
Schedule of Fair Value Measurement for Private Warrants [Line Items]
Exercise price	$ 2
Share price	$ 0.58
Volatility	98.30%
Expected life	4.68
Risk-free rate	4.18%
Dividend yield
Level 3 of Fair Value Hierarchy [Member] | April 2026 PIPE Warrants [Member]
Schedule of Fair Value Measurement for Private Warrants [Line Items]
Exercise price	$ 0.7
Share price	$ 0.58
Volatility	98.30%
Expected life	4.79
Risk-free rate	4.19%
Dividend yield